Operating risks	12 Months Ended
Dec. 31, 2013
Risks and Uncertainties [Abstract]
Concentration Risk Disclosure [Text Block]
17.	Operating risks

Concentrations of Major Suppliers

Three major suppliers provided approximately 27.5%, 27.4%, 23.3% and 29.0% of the Company’s purchases of raw materials which are mainly resins for the years ended April 30, 2011 and 2012 and the 8-month period ended December 31, 2012 and the year ended December 31, 2013 respectively. A substantial percentage of the Company’s trade payables are due to these suppliers which accounted for 21.7%, 13.9% and 12.8% of the total accounts payables as of April 30, 2012, December 31, 2012 and 2013.

Concentrations of Major Customers

A substantial percentage of the Company’s sales are made to two customers and are typically sold on an open account basis. The sales to the two major customers accounted for 23.4% and 33.3%, 18.7% and 35.6%, 13.7% and 36.4%, and 6.8% and 44.4% of the total net sales for the years ended April 30, 2011, 2012 and 8-month period ended December 31, 2012 and the year ended December 31, 2013, respectively.

Concentrations of Credit Risk

The largest trade receivables balances from the five customers as of April 30, 2012, December 31, 2012 and 2013 respectively accounted for 65.3%, 66.7% and 34.4% of total trade receivables of the time. The Company has not experienced any significant difficulty in collecting its trade receivables in the past and is not aware of any financial difficulties being experienced by it major customers. There were bad debt expenses of HK$nil, HK$nil, HK$nil and HK$nil for the years ended April 30, 2011, 2012 and 8-month period ended December 31, 2012 and year ended December 31, 2013, respectively.